Taxation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions			12 Months Ended
	Nov. 04, 2019	Apr. 01, 2018 HKD ($)	Dec. 31, 2023	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Feb. 16, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Income Tax Contingency [Line Items]
Income tax expense				¥ (61,780)	$ (8,957,000)	¥ 34,006	¥ 260,945
Current income tax expense				86,560	12,550,000	185,194	283,372
Deferred income tax expense				¥ (148,340)	$ (21,507,000)	¥ (151,188)	¥ (22,427)
Effect of preferential tax rate, basic earning per ADS | (per share)				¥ 0.54	$ 0.08	¥ 1.11	¥ 0.97
Net tax operating losses				¥ 2,186,790					$ 317,050,000.00
Withholding tax on dividend payment				(1,667)	$ (242,000)	¥ 164,946	¥ 76,610
Undistributed earnings from PRC Subsidiaries				15,927,820		14,620,440			$ 2,309,320,000
Dividend declared percent on net income	20.00%
Statutory Income Tax Rate, Amount				¥ 440,713	$ 63,897,000	544,290	884,735
Income tax dividend rate				5.00%	5.00%
Dividend Declared [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment				¥ 26,920	$ 3,900,000	¥ 53,840	¥ 76,610
Deferred tax liabilities cash dividend amount | ¥								¥ 500,000
VIEs [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate				25.00%	25.00%	25.00%	25.00%
Hong Kong [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		16.50%
Hong Kong [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		8.25%
Hong Kong [Member] | Subsidiaries [Member]
Income Tax Contingency [Line Items]
Income tax expense					$ 0
Hong Kong [Member] | Two Tired Profits Tax Regime [Member]
Income Tax Contingency [Line Items]
Statutory Income Tax Rate, Amount		$ 2
China [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate				25.00%	25.00%	25.00%	25.00%
Effect of change in enacted tax rate				¥ 207,670	$ 30,110,000	¥ 348,590	¥ 331,960
Current income tax expense				196,540	28,500,000	317,940	371,830
Deferred income tax expense				11,130	1,610,000	¥ 30,650	¥ 39,870
Accumulated tax losses.				¥ 2,164,500	$ 313,820,000
Withholding income tax rate on dividends distributed by FIEs				10.00%	10.00%
China [Member] | Hainan Chezhiyitong Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate				25.00%	25.00%	25.00%
Reduction in statutory income tax rate				50.00%	50.00%	50.00%
China [Member] | Hainan Chezhiyitong Information Technology Co., Ltd. [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%
Reduction in statutory income tax rate			50.00%
China [Member] | Tianjin Autohome Software Co., Ltd [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate				25.00%	25.00%	25.00%
Reduction in statutory income tax rate				50.00%	50.00%	50.00%
China [Member] | Tianjin Autohome Software Co., Ltd [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%
Reduction in statutory income tax rate			50.00%
China [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate				15.00%	15.00%
China [Member] | Key Software Enterprise [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate						10.00%	10.00%
China [Member] | Software Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential relevant year statutory tax rate				12.50%	12.50%
China [Member] | Reduction in Taxes [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate on dividends distributed by FIEs				5.00%	5.00%